Equity	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [text block] [Abstract]
EQUITY
NOTE 8:-	EQUITY

Outstanding Ordinary shares:

Ordinary shares confer upon their holders’ rights to receive dividends in cash and in Company’s shares, rights to nominate the Company’s directors and rights to participate in distribution of dividends upon liquidation in proportion to their holdings. The Company has caused majority of its current shareholders and shall cause its future shareholders, to enter an agreement, pursuant to which such shareholders (i) irrevocably subordinate their rights to receive any distributions and payments from the Company prior to the payment in full by the Company of all distributions owed to INX Token holders, and (ii) irrevocably waive and subordinate their rights, in the event of an insolvency event, as defined in the INX Token Purchase Agreement, to any cash held in the cash fund. All Ordinary shares issued and outstanding have identical rights, including identical voting rights, in all respects.

In the period from inception (September 2017) through December 31, 2020, Ordinary shares of the Company were issued and outstanding as follows:

1.	Period ended December 31, 2017:

a)	Issuance of 3,356,666 Ordinary shares to Triple-V in consideration for $527 of which $452 was paid in cash. The balance of the $75 is recorded as a receivable on account of shares as an offset to equity.

b)	Issuance of 1,120,000 Ordinary shares to A-Labs in consideration for services provided to the Company at a fair value of $175.

c)	Issuance of 440,500 Ordinary shares to certain service providers of the Company in consideration for services provided to the Company at a fair value of $69.

2.	Year ended December 31, 2018:

a)	During January and February 2018, the Company signed four individual Share Purchase Agreements with four new investors (the “New Investors”). Pursuant to these agreements, the Company issued a total of 1,768,290 Ordinary shares to the New Investors. In addition, two of the New Investors were granted warrants to purchase up to an additional 1,647,264 Ordinary shares at an exercise price of $0.13465 per share. The warrants will expire upon the earlier of a merger or acquisition of the Company, or nine months from the date the warrants were granted in January 2018.

In June 2018, some of the New Investors signed amendments to the Share Purchase Agreements pursuant to which the New Investors are entitled to receive an additional 1,068,000 INX Tokens.

The New Investors are also entitled to receive, for no additional consideration, a number of INX Tokens to be determined by dividing the aggregate consideration of $693 by the price per Token in an initial public offering of INX Tokens. The number of INX Tokens received will not exceed 2% of the total number of INX Tokens issued at the time of the initial public offering. The Company has accounted for this obligation to issue Tokens as a derivative liability that is measured at fair value through profit or loss.

As of December 31, 2020 and December 31, 2019, the fair value of the related derivative liability, which was determined based on management’s assessment of the number of Tokens to be provided, amounted to $318 and $103, respectively, and is included in the INX Token warrant liability. The level in the fair value hierarchy is level 1 and 3 as of December 31, 2020 and 2019, respectively.

The aggregate consideration received from the New Investors amounted to $704, of which $698, $5 and $1 were attributed to the shares and warrants, INX Tokens and derivative liability, respectively.

On September 10, 2018, the New Investors exercised a portion of their warrants and purchased 1,368,759 Ordinary shares in consideration for $186, of which $39 was received in February 2019. The remaining warrants expired.

b)	In May 2018, the Company issued to additional investors 2,358,820 Ordinary shares in consideration for an aggregate amount of $2,463.

c)	On October 2, 2018, the Company issued to a new investor 478,927 Ordinary shares in consideration for $500 reflecting a price per share of $1.044 (the “Purchase Price”). The Company also issued to the investor a share warrant to purchase an additional 622,605 Ordinary shares at the same price per share. In addition, the investor received an INX Token warrant to purchase 325,000 INX Tokens at a price per token equal to 70% of the price of the INX Tokens determined at an initial coin offering. The share warrant is exercisable during a period of six months commencing from the effective date of the transaction (the “October 2018 Financing”). In April 2019, the share warrant expired. The terms of the INX Token warrant, as amended on December 19, 2019 and June 10, 2020, may be exercised through the earlier of: (i) the closing of the ICO; and (ii) December 31, 2020. The Token warrants expired in December 31, 2020.

According to the October 2018 Financing, in the event that during a period of six months from the effective date, the Company shall issue Ordinary shares at a price per share that is lower than the Purchase Price, the Purchase Price shall be retroactively adjusted to be equal to such lower price and the Company shall issue to the investor additional Ordinary shares, such that the total amount of shares issued to the investor under the October 2018 Financing shall be equal to the aggregate purchase price, divided by the lower share price.

The number of Ordinary shares issuable upon exercise of the warrant and the exercise price shall be adjusted accordingly. The share warrant together with the anti-dilution protection mechanism described above, were accounted as Warrant liability which is re-measured each period at fair value in the statement of comprehensive loss. Through April 2019, no Ordinary shares were issued at a price lower than the Purchase Price. Therefore, no additional Ordinary shares were issued to the investor and the share warrant expired.

With respect to the INX Token warrant described above, the Company has accounted for this obligation to issue Tokens as a derivative liability that is measured at fair value through profit or loss. The following assumptions were used to estimate the fair value of the INX Token warrant: risk-free interest rate of 1.55%, expected volatility of 66.13%, expected life (in years) of 0.25 and expected dividend yield of 0%. The level in the fair value hierarchy is level 3.

The October 2018 Financing aggregate consideration was attributed to Ordinary shares, warrant liability and token derivative liability, according to their fair value as of the date of the transaction, which amounted to $340, $158 and $2, respectively.

As of December 31, 2020, December 31, 2019 the fair value of the derivative liability, which was determined using a Black Scholes option pricing model, amounted to $0 and $6, respectively, and is included in INX Token warrant liability.

d)	On October 10, 2018, the Company issued to an additional investor 95,785 Ordinary shares in consideration for $100.

3.	Year ended December 31, 2019:

a)	In January 2019, the Company signed separate share purchase agreements with several investors, including A-Labs and one of the Company’s service providers which is a related party. Pursuant to these agreements, the Company issued to the investors 425,183 Ordinary shares in consideration for $444, reflecting a price of $1.044 per share. The Ordinary shares issued include 47,893 shares and 33,391 shares that were issued to A-Labs and one of the Company’s service providers, respectively.

b)	In April 2019, the Board of Directors of the Company approved a capital raise in the form of Simple Agreements for Future Equity (“SAFE”). Pursuant to the SAFE, upon consummation of an investment round in shares of capital stock of the Company in the amount of not less than $ 2,000 (in addition to the funds raised under the SAFEs) (the “Qualifying Financing”), the funds raised under the SAFEs will automatically be converted into the same class of shares of capital stock as those issued in the Qualifying Financing at a price per share equal to the lower of: (i) a 25% discount on the base (undiscounted) price per share of the Qualifying Financing; and (ii) $1.367 per share(the “Default Price”). If a Qualified Financing is not consummated within 12 months as of the Effective Date (as such term is defined in the SAFEs), the funds raised under the SAFEs will automatically be converted at a price per share equal to the Default Price pursuant to the terms set forth in the SAFEs.

Following the approval of the Board of Directors, during April 2019, the Company entered into SAFEs with certain investors pursuant to which an amount of $428 was raised by the Company, including $150 and $100 from Triple V and A-Labs respectively.

A Qualified Financing was not consummated before April 25, 2020, and thus the funds raised under the SAFE were automatically converted into 312,849 Ordinary Shares at a price per share equal to the Default Price

c)	On August 13, 2019, the Board of Directors of the Company approved an additional capital raise of up to $1,000 in the form of SAFE, which the Board of Directors of the Company then increased to $1,500 on October 28, 2019 (the “Second SAFE”). The Second SAFE will also be automatically converted into the same class of shares of capital stock as those issued in the Qualifying Financing at a price per share equal to the lower of: (i) 25% discount on the base (undiscounted) price per share of the Qualifying Financing, and (ii) $1.367 per share. If a Qualified Financing is not consummated within 12 months commencing as of the Effective Date (as such term is defined in the Second SAFE), the funds will automatically be converted at a price per share of $1.367. In addition to the shares issued to the investors upon conversion of the Second SAFE, the Second SAFE investors shall be entitled to an option to purchase an equal number of additional shares issued to them upon conversion of their investment under the Second SAFE, from the same class of such converted shares, for an exercise price of $1.953 per share. This option shall be valid for a period of 36 months. In connection with the Second SAFE, the Company raised an amount of $978, including $250 from Triple V.

In the absence of a qualified financing during the 12 months period following the effective date of such Second SAFE in 2020, the Company converted the investment provided to it under the Second SAFE into an aggregate of 716,136 Ordinary Shares of the Company.

Pursuant to the terms of the Second SAFE, upon the Second SAFE conversion, the investors under the Second SAFEs received an option to purchase an additional identical number of Ordinary Shares of the Company at a price of $1.953 per share.

On September 13, 2020, Triple-V exercised the option that was granted to it under the Second SAFE dated August 30, 2019 between Triple-V and the Company, and the option that was granted to Mr. Shy Datika under the Second SAFE dated August 30, 2019 between Mr. Datika and the Company that was assigned to Triple by Mr. Datika, were exercised to an aggregate of 146,306 Ordinary Shares at a price of $1.953 per share.

4.	Year ended December 31, 2020:

a)	On February 21, 2020, the Board of Directors of the Company approved an additional capital raise of up to $1,500 in the form of SAFE (the “Third SAFE”). The Third SAFE will be automatically converted into the same class of shares of capital stock as those issued in a Qualifying Financing at a price per share equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the Qualifying Financing, and (ii) $1.526 per share. If a Qualified Financing is not consummated within 12 months commencing as of the Effective Date (as such term is defined in the Third SAFE), the funds will automatically be converted at a price per share of $1.526. In addition to the shares issued to the investors upon conversion of the Third SAFE, the Third SAFE investors shall be entitled to an option to purchase additional identical number of shares, from the same class of the shares issued to them upon conversion of their investment under the Third SAFE, for an exercise price of $1.696 per share. This option shall be valid for a period of 36 months commencing as of the Effective Date of the agreement. An aggregate amount of $579 has been received by the Company pursuant to the Third SAFE in 2020, including $100 and $30 from Triple V and A-Labs, respectively. See Note 12(a).

b)	On June 2, 2020, the Board of Directors of the Company approved an additional capital raise of $300 in the form of SAFE (the “Fourth SAFE”) to be invested in the Company by a new investor. The Fourth SAFE will also be automatically converted into the same class of shares of capital stock as those issued in a Qualifying Financing at a price per share equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the Qualifying Financing, and (ii) a price per share that is calculated by dividing $36,000 by the number of shares in the Fully Diluted Share Capital immediately prior to the issue of all Safe Equity Shares issuable upon conversion. If a Qualified Financing is not consummated within 18 months commencing as of the Effective Date (as such term is defined in the Fourth SAFE), the funds will automatically be converted at a price per share that is calculated by dividing $36,000 by the number of shares in the Fully Diluted Share Capital immediately prior to the issue of the last Safe Equity Shares issuable under those SAFEs issued in the Round.

In addition to the shares issued to the new investor upon conversion of the Fourth SAFE, the new investor shall be entitled to an option to purchase additional identical number of shares, from the same class of the shares issued to him upon conversion of his investment under the Fourth SAFE. The exercise price of each share underlying this option shall be calculated by dividing $40,000 by the Fully Diluted Share Capital immediately prior to the issue of the Safe Equity Shares. This option shall be valid for a period of 36 months commencing as of the Effective Date.

Upon the closing of such Qualified Financing on September 13, 2020 (see Note 8(4)(c)), the Company converted the investment provided to it under the Fourth SAFE into 165,654 Ordinary Shares of the Company. Such conversion reflected a price of $1.811 per share. Pursuant to the terms of the Fourth SAFE, upon the Fourth SAFE conversion, the investor under the Fourth SAFE received an option to purchase an additional identical number of Ordinary Shares of the Company at a price of $2.743 per share.

c)	On September 13, 2020, the Company entered into a subscription agreement with a new investor pursuant to which the investor invested in the Company $1,500 in consideration for 621,375 Ordinary Shares. The new investor is also entitled to receive, for no additional consideration a warrant to purchase 596,659 Ordinary Shares of the Company, at a price of $2.514 per share, until the warrant’s first-year anniversary.

In addition to its investment under the investment agreement, on September 8, 2020, the new investor also entered into a Token Purchase Agreement with the Company, under which he purchased from the Company 6,666,667 INX Tokens in consideration for $6,000.

The new investor also entered into a separate option agreement with Triple V, pursuant to which the new investor shall be entitled to purchase from Triple V (and not from the Company) up to 1.5 million INX Tokens held by Triple V at an exercise price of $0.25 per each INX Token.

The fair value of the option agreement with Triple V is approximately $790. This amount, representing a benefit provided to the investor on behalf of the Company by Triple V, a founding  shareholder of the Company, is accounted for as a contribution to equity (share premium) in the statement of changes in equity. As the purchase of the INX Tokens by the investor is recorded as a liability at their fair value on the date of the acquisition, this benefit has been deducted entirely from the consideration allocated to the purchase of Ordinary shares and warrants (share premium) in the statement of changes in equity. Accordingly, the net effect on share premium and equity is nil.

d)	On September 30, 2020, the Company entered into an investment agreement with Awake Limited (the “Awake Agreement” and “Awake”, respectively). Pursuant to the Awake Agreement, Awake invested in the Company $2,000 in consideration for 264,201 Ordinary Shares of the Company and 1,481,481 INX Tokens. The INX Tokens under the Awake Agreement are subject to Lock-Up Agreement for a period of 12 months. The Awake Agreement’s consideration was attributed to Ordinary shares and to INX Token liability, according to their fair value as of the date of the transaction, which amounted to $829 and $1,171, respectively.